Leases - Lease Liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	£ 58,007	£ 69,014
Additions	2,009	5,481
Disposals	(128)	(947)
Modifications	390	(2,074)
Interest	1,864	2,147	£ 1,675
Payments	(14,289)	(14,776)
Effect of foreign exchange revaluation and translations	(744)	(838)
Lease liabilities ending balance	47,109	58,007	69,014
Leasehold buildings
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	57,821	68,984
Additions	2,009	5,238
Disposals	(128)	(937)
Modifications	390	(2,074)
Interest	1,856	2,147
Payments	(14,139)	(14,698)
Effect of foreign exchange revaluation and translations	(738)	(839)
Lease liabilities ending balance	47,071	57,821	68,984
Other IT equipment
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	186	0
Additions	0	243
Disposals	0	0
Modifications	0	0
Interest	8	0
Payments	(150)	(58)
Effect of foreign exchange revaluation and translations	(6)	1
Lease liabilities ending balance	38	186	0
Vehicles
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	0	30
Additions		0
Disposals		(10)
Modifications		0
Interest	£ 0	0
Payments		(20)
Effect of foreign exchange revaluation and translations		0
Lease liabilities ending balance		£ 0	£ 30